Summary of Significant Accounting Policies - Accounts Receivables and Allowance for Doubtful Accounts (Details)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies
Contractual milestones remaining payment percentage	10.00%
Accounts receivable period under contract	30 days
EPC revenue | 90 Days After Connection to Grid
Summary of Significant Accounting Policies
Payment period under contract	90 days
Engineering Documents
Summary of Significant Accounting Policies
Contractual milestones payment percentage	5.00%
Procurements
Summary of Significant Accounting Policies
Contractual milestones payment percentage	75.00%
Construction
Summary of Significant Accounting Policies
Contractual milestones payment percentage	10.00%
Minimum | EPC revenue | Down Payment
Summary of Significant Accounting Policies
Contract payment percentage	3.00%
Minimum | EPC revenue | 90 Days After Connection to Grid
Summary of Significant Accounting Policies
Contract payment percentage	90.00%
Minimum | EPC revenue | One Year Thereafter
Summary of Significant Accounting Policies
Contract payment percentage	5.00%
Maximum | EPC revenue | Down Payment
Summary of Significant Accounting Policies
Contract payment percentage	10.00%
Maximum | EPC revenue | 90 Days After Connection to Grid
Summary of Significant Accounting Policies
Contract payment percentage	95.00%
Maximum | EPC revenue | One Year Thereafter
Summary of Significant Accounting Policies
Contract payment percentage	10.00%